Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Significant Accounting Policies	Significant Accounting PoliciesThe principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to the consolidated financial statements for all periods presented, unless otherwise stated. Unless otherwise stated, all amounts are in thousands of U.S. Dollars.Basis of preparation
The consolidated financial statements of Olink Holding AB have been prepared in accordance with International Financial Reporting Standards ("IFRS"), as issued by the International Accounting Standards Board ("IASB"), and have been prepared using the historical cost measurement basis. There are no financial assets and liabilities measured at fair value on a recurring basis.

The preparation of consolidated financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the respective accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in note 3.
Basis of consolidation
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries each period presented. Subsidiaries are all entities over which the Company has control. Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Such subsidiaries are consolidated from the date on which control is transferred to the Group and are deconsolidated from the date that control ceases.

Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the period are included in the consolidated financial statements from the date the Group gain control until the date the Group ceases to control the subsidiary. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

The accounting principles for subsidiaries have been changed, where applicable, to ensure a consistent application of the Group’s accounting principles.
Significant Accounting Policies
i.Business combinations

Business combinations are accounted for using the acquisition accounting method. Consideration transferred, identifiable assets and liabilities assumed are measured at fair value at acquisition date.

Where the consideration transferred, together with any non-controlling interest, exceeds the fair value of the assets acquired and liabilities assumed, the excess is recorded as goodwill. The costs of effecting an acquisition are charged to the consolidated statement of income in the period in which they are incurred. Goodwill is capitalized as a separate item in the case of subsidiaries and as part of the cost of investment in the case of joint ventures and associates. Goodwill is denominated in the currency of the operation acquired.

ii.Foreign currency translation

Functional and presentation currency

The consolidated financial statements are presented in U.S. Dollars. For each subsidiary, the Group determines the functional currency and items included in the financial statements of each subsidiary are measured using that functional currency. In all cases the functional currency of a subsidiary is that of the primary country of operations of that subsidiary. The Group uses the direct method of consolidation and on disposal of a foreign operation, the gain or loss that is reclassified to profit or loss reflects the amount that arises from using this method.

Transactions and balances

Foreign currency transactions of the Group are translated into the functional currency using the exchange rates prevailing on the transaction dates.

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date. Non-monetary assets and liabilities measured in terms of historic cost in a foreign currency are translated into the functional currency using the exchange rates prevailing on the initial transaction dates. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates prevailing on the date when the fair value is determined.
Differences arising on settlement or translation of monetary items are recognized in the consolidated statement of income.

Translation of foreign subsidiaries

The results and the financial position for all the Group subsidiaries with a functional currency other than the
U.S. Dollar are translated into U.S. Dollars, as follows:

•Assets and liabilities at each balance sheet date are translated using the exchange rates prevailing at that balance sheet date;
•Income statements are translated using the average exchange rate prevailing at the corresponding month;
•Exchange differences arising on translation for consolidation are recognized in Other Comprehensive Income (“OCI”). On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is reclassified to profit or loss; and
•Goodwill and fair value adjustments arising from the acquisition of foreign operations are treated as assets and liabilities in these operations and are translated to the exchange rate at the balance sheet date.

iii.Revenue recognition

The Group generates revenue through provision of analysis services, from the sale of its products in the form of kits and also from provision of custom development services. Value added tax and other sales taxes are excluded from revenue and products are generally sold without the right of return or rebates.

The Group accounts for a contract or a group of contracts when the following criteria are met: the parties to the contract have approved the contract in which their rights, their obligations and the payment terms have been identified, the contract has commercial substance, and the collectability of the consideration is probable. Contracts with customers do not contain variable consideration.

Kit

Our Kit segment includes product sales of Explore, Flex, Focus and Target. Revenue from the sale of kits is recognized at the point in time when control of the products has transferred to the customer according to the shipping terms. Shipping and handling costs billed to customers are included in product revenue in the consolidated statement of income. The majority of the contracts for Kit products relate to sales orders containing single bundled performance obligations. The average time from order to delivery is less than 1 month.

Analysis Services

The Group generates analysis services revenue from performing assay on customer samples to generate data on protein biomarkers. Revenue from the services is recognized at the point in time that the results of the analysis are transferred electronically to the customer. The majority of the analysis services contracts relate to sales orders containing single bundled performance obligation for the performance of services at fixed prices. Analysis services are sold at a fixed price per sample without any volume discounts, rebates, or refunds. The average duration of services contracts is less than 2 months.

Custom development services

Custom development projects are quoted at fixed price and extend over several months. Revenue from the performance of custom development services is recognized over time since the Group has no alternative use for the asset created and has an enforceable right to payment for performance completed to date. These contracts contain a single bundled performance obligation being the provision of custom development services of panels for performing assays on samples. The Group generally uses an input method to determine the progress completed of custom development service arrangements because there is a direct relationship between the effort (i.e. based on costs incurred against expected total costs) and the transfer of service to the customer.

The average duration of a service contracts is less than 12 months.

iv.Cost of goods sold

Cost of goods sold primarily consists of manufacturing costs incurred in the production process including personnel and related costs; costs of component materials; depreciation; manufacturing overhead; delivery costs and allocated costs including facilities and information technology. In addition, cost of goods sold includes royalty costs for licensed technologies included in our products, provisions for slow-moving and obsolete inventory.
v.Research and development

Expenditure on research activities is recognized in profit or loss as incurred. Development expenditure is capitalized only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and the Group intends to and have sufficient resources to complete development and to use or sell the asset. Otherwise, it is recognized in profit or loss as incurred. Subsequent to initial recognition, development expenditure is measured at cost less accumulated amortization and any accumulated impairment losses.

Amortization begins from the time the asset is ready for use. Depreciation is made on a straight-line basis over the useful life. The useful life is determined when the development project is finished and is estimated to 5 years.

vi.Legal and other disputes

Provision is made for the anticipated settlement costs of legal or other disputes against the Group where an outflow of resources is considered probable and a reliable estimate can be made of the likely outcome.

vii.Leases

When the Group enters into contractual agreements, an assessment is performed to determine if the contract contains a lease. The Group identifies a lease if it conveys the right to control the use of an identified asset for a specific period in exchange for a determined consideration. At inception, a right-of-use asset for the underlying asset and corresponding lease liability are presented in the consolidated balance sheet measured on a present value basis except for short-term leases (expected term of 12 months or less) and leases with low value underlying asset for which payments are recorded as an expense on a straight-line basis over the lease term.

Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The right-of-use-assets are depreciated on a straight-line basis over the expected lease term of the underlying asset. Non-lease components are accounted for separately from the lease components.

Lease liabilities are measured at present value of non-cancellable payments of the expected lease term, which are mostly made of fixed payments of rent excluding maintenance fees; variable payments that are based on an index or a rate; amounts expected to be payable as residual value guaranties and extension or termination option if reasonably certain to be exercised.

The Group estimates the lease term in order to calculate the value of the lease liability at the initial date of the lease. Management uses judgement to determine the appropriate lease term based on the conditions of each lease. The Group considers all facts that create incentive to exercise an extension option or not to take a termination option including leasehold improvements, significant modification of the underlying asset or a business decision. The extension or termination options are only included in the lease term if it is reasonably certain of being exercised.

The discount rate used in the present value calculation is the incremental borrowing rate ("IBR") unless the implicit interest rate in the lease can be readily determined. The Group estimates the incremental borrowing rate for each lease or portfolio of leased assets, as most of the implicit interest rates in the leases are not readily determinable. To calculate the incremental borrowing rate, the Group considers its credit worthiness, the term of the arrangement, any collateral received and the economic environment. The incremental borrowing rates are subject to change mainly due to changes in the economic environment.

The lease liabilities are subsequently adjusted to reflect interest on the lease liabilities and lease payments made. Lease liabilities are remeasured (along with the corresponding adjustment to the right-of-use asset), whenever the following situations occur; a modification in the lease term, a change in the assessment of an option to purchase, a modification in the residual guarantees or in future lease payments due to a change of an index or rate tied to the payments. In addition, upon partial or full termination of a lease, the difference between the carrying amounts of the lease liability and the right-of-use asset is recorded in the consolidated statements of earnings.

viii.Intangible assets

Goodwill

Goodwill is the excess of the consideration transferred over the net identifiable assets acquired and liabilities assumed. Goodwill is stated at cost less impairments, is deemed to have an indefinite useful life and is tested for impairment at least annually.
Other intangible assets

Intangible assets are stated at cost less provisions for amortization and impairments. Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition.

Licenses separately acquired or acquired as part of a business combination are amortized over their estimated useful lives, using the straight-line basis, from the time they are available for use.

Customer relationships and technology acquired as part of a business combination are amortized over their estimated useful lives, using the straight-line basis.

Brands acquired as part of a business combination are deemed to have indefinite useful lives. The acquired brands are well-established within the industry, as evidenced by continued demand from and collaboration with blue chip research institutions. Further, the business is expected to operate under these brands for the foreseeable future, thus supporting the indefinite classification. These intangible assets are not amortized, but are tested for impairment annually, either individually or at the cash- generating unit level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.

Licenses and customer relationships have estimated useful lives of up to 10 years and research and development technology have estimated useful lives of up to 15 years. Asset lives are reviewed, and where appropriate adjusted, annually.

ix.Property, plant and equipment

Property, plant and equipment (PP&E) includes leasehold improvements; plant and machinery; furniture fittings and equipment; and assets under construction. PP&E is stated at the cost of purchase or construction, less provisions for depreciation and impairment. Depreciation is calculated to write off the cost less residual value of PP&E, excluding freehold land, using the straight-line basis over the expected useful life. Residual values and lives are reviewed, and where appropriate adjusted annually. The normal expected useful lives of the major categories of PP&E are:

•Leasehold improvements	shorter of the lease term or useful life
•Plant and machinery	5 years
•Furniture, fittings and equipment	5 years

On disposal of PP&E, the cost and related accumulated depreciation and impairments are removed from the balance sheet and the net amount, less any proceeds, is recognized in the income statement.

x.Impairment of non-current assets

The carrying values of non-current assets are reviewed for impairment, either on a stand-alone basis or as part of a larger cash generating unit (“CGU”), when there is an indication that the assets might be impaired. Additionally, goodwill, intangible assets with indefinite useful lives and intangible assets which are not yet available for use are tested for impairment annually. Any provision for impairment is charged to the income statement.

Impairments of goodwill are not reversed. Impairment losses on other non-current assets are only reversed if there has been a change in estimates used to determine recoverable amounts and only to the extent that the revised recoverable amounts do not exceed the carrying values that would have existed, net of depreciation or amortization, had no impairments been recognized.

xi.Inventories

Inventory is stated at the lower of cost or net realizable value on a first-in, first-out basis. Cost comprises direct materials, direct labour and an appropriate proportion of variable and fixed overhead expenditure, the latter being allocated based on normal operating capacity. Cost is determined using a standard cost system, whereby the standard costs are updated periodically to reflect current costs.
The Group estimates the recoverability of inventory by referencing estimates of future demands and product life cycles, including expiration. The Group periodically analyses its inventory levels to identify inventory that may expire prior to expected usage or no longer meets quality specifications. When we have identified inventories to be in excess or obsolete, we write down the value of those inventories to their net realizable value based upon judgment and estimates about future demand and market conditions.

Direct and indirect manufacturing costs incurred during research and development activities are expensed to research and development as consumed.

xii.Financial instruments

Financial assets

The Group’s financial assets are comprised of cash and cash equivalents, trade and other receivables, and other non-current assets. All financial assets are recognized initially at fair value. Purchases and sales of financial assets are recognized on the settlement date, being the date upon which the Group commits to purchase or sell the asset.

Financial assets are measured either at amortized cost, fair value through other comprehensive income (“FVTOCI”) or fair value through profit or loss (“FVTPL”). The measurement basis is determined by reference to both the business model for managing the financial asset and the contractual cash flow characteristics of the financial asset. For financial assets other than trade receivables, a 12-month expected credit loss (“ECL”) allowance is recorded on initial recognition. If there is subsequent evidence of a significant increase in the credit risk of an asset, the allowance is increased to reflect the full lifetime ECL. If there is no realistic prospect of recovery, the asset is written off.

ECLs are recognized in the Statement of income and OCI on financial assets measured at amortized cost and at fair value through other comprehensive income apart from equity investments.

Trade receivables

Trade receivables are measured at amortized cost and are carried at the original invoice amount less ECL allowance. For trade receivables, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience.

When a trade receivable is determined to have no reasonable expectation of recovery it is written off against any ECL allowance available and then to the income statement. Subsequent recoveries of amounts previously provided for or written off are credited to the income statement.

Cash at bank and in hand

Cash at bank and in hand are measured at amortized cost and includes cash on hand and call deposits with financial institutions.

Bank overdrafts are shown within interest-bearing liabilities in current liabilities in the consolidated balance sheet.

Financial liabilities

The Group’ financial liabilities include trade and other payables, loans and borrowings (including bank overdrafts), and other liabilities. All financial liabilities, except lease liabilities, are recognized initially at fair value.

Financial liabilities are classified, at initial recognition, as financial liabilities at FVTPL, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. All financial liabilities are recognized initially at fair value and, in the case of loans, borrowings and payables, net of directly attributable transaction costs.

Loans and borrowings are subsequently carried at amortized cost, with the difference between the proceeds, net of transaction costs, and the amount due on redemption being recognized as a charge to the consolidated statements of other comprehensive income over the period of the relevant borrowing.
Derecognition of financial assets and liabilities

Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire or transfer and the Group has transferred substantially all the risks and rewards of ownership. Financial liabilities are derecognized when the contractual obligations are discharged or cancelled or expired. When the terms of a financial liability are modified, and not derecognized, the gain or loss is recognized in the statement of income and other comprehensive income. The gain or loss is the difference between the original contractual cash flows and the modified cash flows discounted to the original effective interest rate.

xiii.Pension Obligations

The Group operate defined-contribution plans for the benefit of its employees. The Group has no further payment obligations once the contributions have been paid. The Group’ contributions to defined contribution plans are expensed as incurred.

xiv.Share-based payments

Share-based compensation benefits are provided to employees, consultants and directors via the Group's Amended and Restated 2021 Incentive Award Plan, including stock options (ISO) and restricted stock unit awards (RSU). Information relating to these schemes is set out in note 20.

Stock options

The fair value of options granted under the stock options program is recognized as an employee benefits expense, with a corresponding increase in equity. The total amount to be expensed is determined by reference to the fair value of the options granted and taking into consideration any impact from service conditions.

The total expense is recognized over the vesting period of four years, which is the period over which the vesting conditions are to be satisfied. At the end of each period, the Company revises its estimates of the number of options that are expected to vest based on the service conditions. It recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.

Restricted stock units

Under the employee restricted stock units scheme, the RSU’s will vest during a four-year period and new shares will be issued when the RSU vest for no cash consideration. Over the vesting period, the market value of the RSU’s is recognized as an employee benefits expense, with a corresponding increase in equity.

The total expense is recognized over the vesting period of four years, which is the period over which the vesting conditions are to be satisfied. At the end of each period, the Company revises its estimates of the number of options that are expected to vest based on the service conditions. It recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.

xv.Current and deferred income tax

Current income tax is provided at the amounts expected to be paid, applying tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred income tax results from temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred income tax assets are recognized to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilized. Deferred income tax based on temporary differences arising on investments in subsidiaries, associates and joint ventures, except where the timing of the reversal of the temporary difference can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred income tax is provided using rates of tax that have been enacted or substantively enacted by the balance sheet date.

Where an uncertain tax position is identified, management will make a judgement as to what the probable outcome will be, assuming the relevant tax authority has full knowledge of the situation. When an economic outflow is probable to arise, a provision is made for the best estimate of the liability. In estimating any such liability, the Group applies a risk-based approach which accounts for the probability that the Group would be able to obtain compensatory adjustments under international tax treaties. These estimates consider the specific circumstances of each dispute and relevant external advice.
xvi.Government grants

Government grants related to assets are initially recognized as deferred income at fair value if there is reasonable assurance that they will be received, and the Group will comply with the conditions associated with the grant; they are then recognized in profit or loss as other income on a systematic basis over the useful life of the asset.

Grants that compensate the Group for expenses incurred are recognized in profit or loss as other income on a systematic basis in the periods in which the expenses are recognized, unless the conditions for receiving the grant are met after the related expenses have been recognized. In this case, the grant is recognized when it becomes receivable.